Related Party Transactions (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Director [Member] CAD	Dec. 31, 2012 Equity Method Investee [Member] USD ($)	Dec. 31, 2011 Equity Method Investee [Member] USD ($)	Dec. 31, 2012 Equity Method Investee [Member] CAD	Dec. 31, 2011 Equity Method Investee [Member] CAD	Dec. 31, 2012 Officer Of Subsidiary [Member] USD ($)	Dec. 31, 2011 Officer Of Subsidiary [Member] USD ($)	Dec. 31, 2012 Former Director [Member] USD ($)	Dec. 31, 2011 Former Director [Member] USD ($)
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction		The Company leases office space that is owned by one of its directors.	These transactions are generally the result of the investee billing the Company for services it provides to the Company. In turn, the Company bills its customers for this service which is measured at the exchange amount. Transactions between the Company and its investee only reflect the Company’s share of the transaction.				A company owned by an officer of a BFI subsidiary provides transportation services to the Company		The Company has incurred consulting fees from one of its former directors
Related Party Transaction, Arms Length, Basis of Transactions	All related party transactions are recorded at the exchange amounts
Related Party Transaction, Lease Commencement		2004
Equity Method Investment, Ownership Percentage			50.00%
Related Party Transaction, Expiry/Maturity Date		Sep. 30, 2014
Related Party Transaction, Expenses from Transactions with Related Party			$ 267	$ 295			$ 3,714	$ 2,419	$ 780	$ 0
Related Party Transaction, Expenses from Transactions with Related Party, Canadian Dollars		320
Accounts Payable, Related Parties, Current			32	4			63	35
Promissory Note, Related Parties, Current					750	750
Promissory Note, Related Parties, Date of Issue			Dec. 06, 2010
Related Party Transaction, Terms and Manner of Settlement			The Company received an unsecured promissory note from its equity accounted investee in exchange for cash. The promissory note is repayable on demand with no fixed term to maturity. Interest on the note accrues at a rate equal to the greater of 5.5%, or the rate which is equal to bank prime plus 2.0% calculated annually, not in advance and payable on maturity. The promissory note may be repaid, in whole or in part, at any time, subject to certain restrictions.
Promissory Note, Related Parties, Minimum Rate			5.50%
Promissory Note, Related Parties, Interest Rate Description			bank prime
Promissory Note, Related Parties, Interest Rate Spread			2.00%
Promissory Note, Related Parties, Interest Income			$ 41	$ 41